INVESTMENT IN RELATED COMPANY	12 Months Ended
Mar. 31, 2011
INVESTMENT IN RELATED COMPANY

Note 12          INVESTMENT IN RELATED COMPANY

The investment, representing 50% of B.E.R.S. AD has been accounted for on the equity basis, with the Company’s proportionate share of income being recorded in the consolidated statement of operations with a corresponding adjustment to the asset carrying value. In fiscal 2011, the proportion share of the loss was 59 KUSD and in 2010 it was 46 KUSD.